Debt and Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Debt Obligation

Debt

The following represents the Company’s debt obligations as of September 30, 2021 and December 31, 2020:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	September 30, 2021		December 31, 2020
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,164,532	1.58%	$1,433,919	1.65%	September 2023
TL 2019 Term Loan	140,204	3.50%	148,131	3.50%	December 2026
TL 2021 Term Loan	66,444	2.65%	—	0.00%	February 2028
TMCL II Secured Debt Facility (1)	904,521	1.83%	646,551	1.91%	July 2026
TMCL VI Term Loan	—	0.00%	223,630	4.29%	February 2038
TMCL VII 2019-1 Bonds	—	0.00%	300,305	4.02%	April 2044
TMCL VII 2020-1 Bonds	395,571	3.07%	429,600	3.07%	August 2045
TMCL VII 2020-2 Bonds	544,706	2.26%	587,183	2.26%	September 2045
TMCL VII 2020-3 Bonds	199,355	2.15%	214,168	2.15%	September 2045
TMCL VII 2021-1 Bonds	518,744	1.72%	—	0.00%	February 2046
TMCL VII 2021-2 Bonds	622,808	2.27%	—	0.00%	April 2046
TMCL VII 2021-3 Bonds	589,397	1.98%	—	0.00%	August 2046
TAP Funding Revolving Credit Facility	—	0.00%	131,857	2.11%	December 2021
Total debt obligations	$5,146,282		$4,115,344
Amount due within one year	$346,287		$408,365
Amounts due beyond one year	$4,799,995		$3,706,979

(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

Summary of Outstanding Borrowings and Borrowing Capacities

The following is a schedule of the Company’s outstanding borrowings and borrowing capacities, as of September 30, 2021:

	Total Borrowing	Available Borrowing, as limited by the Borrowing Base	Current and Available Borrowing, as limited by the Borrowing Base	Total Commitment
TL Revolving Credit Facility	$1,167,858	$226,934	$1,394,792	$1,500,000
TL 2019 Term Loan	141,339	—	141,339	141,339
TL 2021 Term Loan	67,155	—	67,155	67,155
TMCL II Secured Debt Facility	906,241	18,123	924,364	1,500,000
TMCL VII 2020-1 Bonds (1)	399,418	—	399,418	399,418
TMCL VII 2020-2 Bonds (1)	550,158	—	550,158	550,158
TMCL VII 2020-3 Bonds (1)	200,889	—	200,889	200,889
TMCL VII 2021-1 Bonds (1)	524,333	—	524,333	524,333
TMCL VII 2021-2 Bonds (1)	629,493	—	629,493	629,493
TMCL VII 2021-3 Bonds (1)	596,000	—	596,000	596,000
Total (2)	$5,182,884	$245,057	$5,427,941	$6,108,785

(1)	Amounts on the bonds payable exclude unamortized discounts in an aggregate amount of $648.
(2)	Total borrowing for all debts excludes unamortized prepaid debt issuance costs in an aggregate amount of $35,954.

Summary of Fair Value of Derivative Instruments Reflected on Gross Basis on Condensed Consolidated Balance Sheets

The following table summarizes the fair value of the derivative instruments that were reflected on a gross basis on the condensed consolidated balance sheets as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Assets
Interest rate swaps - designated as hedges	$2,514	$47
Total	$2,514	$47
Liabilities
Interest rate swaps - designated as hedges	$3,671	$9,665
Interest rate swaps - not designated as hedges	—	19,570
Total	$3,671	$29,235

Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations	The following table summarizesthe pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three and nine months ended September 30, 2021 and 2020:

		Three Months Ended September 30,		Nine Months Ended September 30,
Derivative instruments	Financial Statement Caption	2021	2020	2021	2020
Non-designated	Realized loss on financial instruments, net	$4	$4,107	$5,408	$8,900
Non-designated	Unrealized gain (loss) on financial instruments, net	$43	$4,161	$5,220	$(9,434)
Designated	Other comprehensive income (loss)	$3,288	$158	$3,084	$(13,093)
Designated	Interest expense	$2,887	$1,130	$5,378	$1,658